UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

ANNUAL REPORT











[DAVIS FUNDS LOGO]





JULY 31, 2004





DAVIS NEW YORK
VENTURE FUND

                                TABLE OF CONTENTS





Shareholder Letter............................................................2

Management's Discussion and Analysis..........................................3

Fund Performance and Supplementary Information................................5

Schedule of Investments......................................................14

Statement of Assets and Liabilities..........................................19

Statement of Operations......................................................21

Statements of Changes in Net Assets..........................................22

Notes to Financial Statements................................................23

Financial Highlights.........................................................31

Report of Independent Registered Public Accounting Firm......................36

Fund Information.............................................................37

Directors and Officers.......................................................38

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either at our website, www.davisfunds.com, or by calling 1-800-279-0279.


Sincerely,






/s/ Christopher C. Davis
------------------------
Christopher C. Davis
President

September 3, 2004

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended July 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 13.17%. U.S. economic activity, as measured by the gross domestic product, improved sharply in the third and fourth quarters of 2003. Economic activity continued to increase in the first two quarters of 2004, but at a slower rate. Interest rates, as measured by the 10-year Treasury bond, traded in a narrow range from August 2003 through mid-January 2004. Interest rates then decreased, to begin a rapid rise in mid-March until peaking in June 2004. Interest rates decreased from that point to the end of the fiscal year. The S&P 500(R) Index increased steadily from August through December 2003, and has been in a narrow trading range in 2004. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio which is not optimized to a single set of economic conditions.

PERFORMANCE OVERVIEW

Davis New York Venture Fund's Class A shares delivered a total return on net asset value of 18.10% for the fiscal year ended July 31, 2004(2) out-performing the Standard & Poor's 500(R) Index(1) by almost 5 percentage points. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Typically, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund's largest holdings over the fiscal year were in financial service companies, banks and savings & loan associations, and property/casualty insurance companies. The size of these holdings, and their strong performance through the fiscal year, were important factors to the Fund's performance.

The Fund's energy holdings enjoyed very strong performance over the fiscal year, performing much better than other energy companies included in the benchmark, and making an important contribution to performance. Holdings in cable television, diversified commercial services, pharmaceutical and health care, and telecommunications were among the holdings which reduced the short-term performance of the Fund.

Over the course of the fiscal year Davis Advisors identified a number of investment opportunities in foreign companies. As a group, foreign companies made a positive contribution to performance during the fiscal year ended July 31, 2004. As of year-end, approximately 13% of net assets was invested in foreign companies.

The principal holdings contributing to performance were: Tyco International(3), a diversified manufacturing company, Altria Group, a consumer products company, and American Express, a financial service company. All three companies are among the Fund's top ten holdings. Tyco International increased by 66.98%, Altria Group increased by 25.70%, and American Express increased by 14.69% over the fiscal year ended July 31, 2004.

The principal detractors from performance were: Comcast, a cable television company, Fifth Third Bancorp, a banks and savings & loan association, and Rentokil Initial, a diversified commercial service company. Since being purchased in January 2004, Comcast decreased by 22.36% and Rentokil Initial decreased by 25.14%. Fifth Third Bancorp decreased by 9.82% since being purchased in August 2003.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

-----------------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis New York Venture Fund's Class A shares for the periods ended July 31, 2004. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)
-------------------------------- -------------- ---------------- --------------- ----------------------
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS           INCEPTION
-------------------------------- -------------- ---------------- --------------- ----------------------
Davis New York Venture A            18.10%           2.74%           12.94%        13.31% - 02/17/69
-------------------------------- -------------- ---------------- --------------- ----------------------

-------------------------------------------------------------------------------------------------------
(With the maximum 4.75% sales charge taken into consideration)
-------------------------------- -------------- ---------------- --------------- ----------------------
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS           INCEPTION
-------------------------------- -------------- ---------------- --------------- ----------------------
Davis New York Venture A            12.50%           1.75%           12.39%        13.15% - 02/17/69
-------------------------------- -------------- ---------------- --------------- ----------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND
CLASS A FUND PERFORMANCE

=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31,
    2004                                                           BEGINNING       ENDING       EXPENSES PAID
(This calculation includes an                                    ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    initial sales charge of 4.75%.)                                (02/01/04)    (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................  12.50%   Actual...............    $1,000.00       $987.90          $4.45
Five Years.....................   1.75%   Hypothetical (5% return
Ten Years......................  12.39%     before expenses)...    $1,000.00      $1,020.39         $4.52
-----------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (0.90%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 10 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis New York Venture Fund, Class A Shares on July 31, 1994 and paid a 4.75% sales charge. As the chart shows, by July 31, 2004 the value of your investment would have grown to $32,161 - a 221.61% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,613 - a 186.13% increase.


                            [GRAPHIC OMITTED]

                 S&P 500                DNYVF-A
                ---------              ---------
Jul-94          10,000.00               9,525.00
Jul-95          12,607.00              12,117.00
Jul-96          14,694.00              13,702.00
Jul-97          22,351.00              21,625.00
Jul-98          26,659.00              24,039.00
Jul-99          32,047.00              28,089.00
Jul-00          34,922.00              31,738.00
Jul-01          29,920.00              29,613.00
Jul-02          22,854.00              24,493.00
Jul-03          25,285.00              27,233.00
Jul-04          28,613.00              32,161.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND
CLASS B FUND PERFORMANCE

==================================================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31, 2004                            BEGINNING        ENDING       EXPENSES PAID
(This calculation includes any  applicable                       ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    contingent deferred sales charge.)                             (02/01/04)     (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------     ----------   -------------------
One Year.......................  13.18%   Actual...............    $1,000.00       $984.10           $8.44
Five Years.....................   1.55%   Hypothetical (5% return
Life of Class (December 1, 1994             before expenses)...    $1,000.00      $1,016.36          $8.57
     through July 31,2004).....  13.14%
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (1.71%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 10 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis New York Venture Fund, Class B Shares on December 1, 1994 (inception of class) and converted to Class A shares on December 1, 2002. As the chart shows, by July 31, 2004 the value of your investment would have grown to $33,015 - a 230.15% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,970 - a 189.70% increase.


                            [GRAPHIC OMITTED]

                 S&P 500                DNYVF-B
                ---------              ---------
12/1/94         10,000.00              10,000.00
Jul-95          12,774.00              13,262.87
Jul-96          14,878.00              14,833.80
Jul-97          22,631.00              23,210.48
Jul-98          26,990.00              25,581.82
Jul-99          32,438.00              29,633.31
Jul-00          35,344.00              33,206.93
Jul-01          30,288.00              30,728.38
Jul-02          23,138.00              25,204.86
Jul-03          25,602.00              27,955.34
Jul-04          28,970.00              33,014.87

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Life of Class" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND
CLASS C FUND PERFORMANCE

==================================================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31, 2004                            BEGINNING        ENDING       EXPENSES PAID
(This calculation includes any  applicable                       ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    contingent deferred sales charge.)                             (02/01/04)     (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------     ----------   -------------------
One Year.......................  16.19%   Actual...............    $1,000.00       $984.20           $8.34
Five Years.....................   1.94%   Hypothetical (5% return
Life of Class (December 20, 1994            before expenses)...    $1,000.00      $1,016.46          $8.47
     through July 31,2004).....  12.83%
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (1.69%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 10 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis New York Venture Fund, Class C Shares on December 20, 1994 (inception of class). As the chart shows, by July 31, 2004 the value of your investment would have grown to $31,950 - a 219.50% increase on your initial investment For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,452 - a 184.52% increase.


                            [GRAPHIC OMITTED]

                 S&P 500                DNYVF-C
                ---------              ---------
12/20/94        10,000.00              10,000.00
Jul-95          12,546.00              12,966.00
Jul-96          14,612.00              14,497.00
Jul-97          22,226.00              22,701.00
Jul-98          26,507.00              25,034.00
Jul-99          31,857.00              29,026.00
Jul-00          34,712.00              32,531.00
Jul-01          29,746.00              30,115.00
Jul-02          22,724.00              24,710.00
Jul-03          25,144.00              27,264.00
Jul-04          28,452.00              31,950.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND
CLASS R FUND PERFORMANCE

==================================================================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR THE PERIOD               EXPENSE EXAMPLE
   ENDED JULY 31, 2004                                             BEGINNING        ENDING       EXPENSES PAID
(There is no sales charge applicable                             ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    to this calculation.)                                          (02/01/04)     (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------     ----------   -------------------
                                          Actual...............    $1,000.00       $987.60           $5.63
Life of Class (August 20, 2003            Hypothetical (5% return
     through July 31,2004).....  16.67%     before expenses)...    $1,000.00      $1,019.19          $5.72
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (1.14%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 10 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis New York Venture Fund, Class R Shares on August 20, 2003 (inception of class). As the chart shows, by July 31, 2004 the value of your investment would have grown to $11,667 - a 16.67% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,203 - a 12.03% increase.


                            [GRAPHIC OMITTED]

                 S&P 500                DNYVF-R
                ---------              ---------
8/20/03         10,000.00              10,000.00
Jul-04          11,203.00              11,667.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND
CLASS Y FUND PERFORMANCE

==================================================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31, 2004                             BEGINNING       ENDING       EXPENSES PAID
(There is no sales charge applicable                              ACCOUNT VALUE  ACCOUNT VALUE  DURING PERIOD*
    to this calculation.)                                          (02/01/04)     (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------     ----------   -------------------
One Year.......................  18.53%   Actual...............     $1,000.00       $989.80          $2.97
Five Years.....................   3.07%   Hypothetical (5% return
Life of Class (October 2, 1996              before expenses)...     $1,000.00      $1,021.88         $3.02
     through July 31,2004).....  10.59%
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (0.60%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 10 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis New York Venture Fund, Class Y Shares on October 2, 1996 (inception of class). As the chart shows, by July 31, 2004 the value of your investment would have grown to $21,990 - a 119.90% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,854 - a 78.54% increase.


                            [GRAPHIC OMITTED]

                 S&P 500                DNYVF-Y
                ---------              ---------
10/2/96         10,000.00              10,000.00
Jul-97          13,947.00              14,471.06
Jul-98          16,634.00              16,131.68
Jul-99          19,991.00              18,904.20
Jul-00          21,782.00              21,423.89
Jul-01          18,666.00              20,052.00
Jul-02          14,260.00              16,634.00
Jul-03          15,778.00              18,552.00
Jul-04          17,854.00              21,990.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS NEW YORK VENTURE FUND
NOTES TO PERFORMANCE

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE, WHICH APPEARS IN EACH CLASS'S FUND PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 02/01/04 to 07/31/04. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND
FUND OVERVIEW
At July 31, 2004

================================================================================



PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

[GRAPHIC OMITTED]

[PIE CHART]

                            Short Term Investments,
                                 Other Assets &
                                  Liabilities
                                      0.3%


                                 Common Stocks
                                     99.7%




                               SECTOR WEIGHTINGS
                           (% OF LONG TERM PORTOLIO)

[GRAPHIC OMITTED]
[PIE CHART]

Food & Restaurants              3.9%

Diversified Manufacturing       4.7%

Energy                          8.0%

Financial Services             22.1%

Industrial                      2.6%

Other                          10.9%

Consumer Products               5.1%

Cable Television                1.9%

Banking                        13.4%

Phamaceutical and Health Care   3.4%

Discount Retailer               3.2%

Technology                      3.2%

Insurance                      17.6%




TOP 10 HOLDINGS                                                                                  % OF FUND
STOCK                                                SECTOR                                      NET ASSETS
-------------------------------------------------------------------------------------------------------------------
American Express Co.                                 Financial Services                             7.48%
American International Group, Inc.                   Multi-Line Insurance                           5.34%
Altria Group, Inc.                                   Consumer Products                              5.04%
Tyco International Ltd.                              Diversified Manufacturing                      4.65%
Berkshire Hathaway Inc., Class A                     Property/Casualty Insurance                    4.07%
Wells Fargo & Co.                                    Banks and Savings & Loan Associations          3.91%
Citigroup Inc.                                       Financial Services                             3.61%
HSBC Holdings PLC                                    Banks and Savings & Loan Associations          3.60%
Golden West Financial Corp.                          Banks and Savings & Loan Associations          3.36%
Progressive Corp. (Ohio)                             Property/Casualty Insurance                    3.25%

DAVIS NEW YORK VENTURE FUND
PORTFOLIO ACTIVITY - AUGUST 1, 2003 THROUGH JULY 31, 2004

================================================================================
NEW POSITIONS ADDED (8/1/03-7/31/04)
(Highlighted positions are those greater than 0.99% of 7/31/04 total net assets.)

                                                                                               % OF 7/31/04
                                                                                DATE OF 1ST        FUND
SECURITY                                   SECTOR                               PURCHASE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                             Automotive                            12/10/03          0.83%
Cardinal Health, Inc.                      Distributors                          07/14/04          0.76%
Comcast Corp., Special Class A             Cable Television                      01/14/04          1.91%
Fifth Third Bancorp                        Banks and Savings & Loan
                                                Associations                     08/13/03          1.24%
HCA Inc.                                   Pharmaceutical and Health Care        10/28/03          0.82%
Marsh & McLennan Cos, Inc.                 Insurance Brokers                     06/28/04          0.94%
Nokia Oyj, ADR                             Telecommunications                    04/14/04          0.24%
Novartis AG, Registered                    Pharmaceutical and Health Care        12/02/03          0.48%
Occidental Petroleum Corp.                 Energy                                08/01/03          1.05%
Rentokil Initial PLC                       Diversified Commercial Services       01/13/04          0.42%
SK Telecom Co., Ltd., ADR                  Telecommunications                    04/14/04          0.43%
Transocean Inc.                            Energy                                01/23/04          0.53%


POSITIONS CLOSED (8/1/03-7/31/04)
(Gains and losses greater than $25 million are highlighted.)

                                                                                DATE OF
STOCK                                       SECTOR                              FINAL SALE       GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
Agere Systems Inc., Class B                 Electronics                          01/27/04     $    6,198,724
Applied Materials, Inc.                     Electronics                          11/21/03         51,801,172
BMC Software, Inc.                          Technology                           12/04/03       (161,408,601)
Dover Corp.                                 Diversified Manufacturing            12/22/03         20,901,706
Janus Capital Group Inc.                    Investment Firms                     04/29/04        (83,080,415)
Medco Health Solutions, Inc.                Pharmaceutical and Health Care       10/01/03             34,042
Merck & Co., Inc.                           Pharmaceutical and Health Care       07/29/04        (15,824,874)
RadioShack Corp.                            Retailing                            08/25/03         (6,732,527)
Safeway Inc.                                Retailing                            12/05/03       (173,227,268)
Travelers Property Casualty Corp., Class A  Property/Casualty Insurance          09/16/03          4,949,196
Travelers Property Casualty Corp., Class B  Property/Casualty Insurance          09/18/03          9,086,248

DAVIS NEW YORK VENTURE FUND - CLASS A SHARES
ILLUSTRATION OF THE GROWTH OF AN ASSUMED INVESTMENT OF $10,000

================================================================================

ILLUSTRATION OF THE GROWTH OF AN ASSUMED INVESTMENT
WITH DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS ACCEPTED IN ADDITIONAL SHARES

The chart below reflects an assumed investment of $10,000 covering the period from February 17, 1969 to July 31, 2004, the life of the Fund. The period was one in which common stock prices fluctuated and was characterized by periods of substantial market advances as well as periods of substantial market declines. The results should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.


                     [GRAPHIC OMITTED]

                              Value of Shares     Value of Shares     Cost of Shares     Cost of Shares
          Value of Initial   Purchased Through   Purchased Through      Purchased       Purchased Through
            Investment -         Dividends -       Distributions -   Through Dividends   Distributions -
              $52,312            $151,820            $633,829           - $63,178           $293,792
---------------------------------------------------------------------------------------------------------
1969         $9,574.11                $0.00              $0.00             $0.00               $0.00
1970         $7,560.98                $0.00             $96.99             $0.00             $131.58
1971        $10,206.38              $113.29            $130.93            $76.15             $131.58
1972        $12,110.70              $187.61            $155.36           $143.51             $131.58
1973        $10,525.33              $192.52            $364.22           $177.41             $402.76
1974         $7,945.59              $247.26            $274.95           $306.32             $402.76
1975         $8,371.48              $572.10            $324.30           $537.17             $402.76
1976        $10,225.14            $1,007.97            $353.84           $857.06             $402.76
1977        $11,106.94            $1,331.25            $384.35         $1,070.51             $402.76
1978        $13,742.97            $1,985.37            $771.47         $1,331.46             $631.09
1979        $14,549.72            $2,544.00          $1,390.28         $1,749.83           $1,173.85
1980        $17,484.06            $3,674.55          $4,504.18         $2,220.05           $3,333.50
1981        $17,767.38            $4,759.89          $9,242.87         $3,171.12           $7,660.36
1982        $11,069.42            $4,060.53         $12,287.68         $4,381.36          $15,136.73
1983        $17,861.17            $7,918.92         522,564.15         $5,341.65          $16,862.76
1984        $13,320.83            $6,870.98         $24,507.57         $6,362.33          $25,223.04
1985        $16,341.47            $9,740.36         $35,525.07         $7,505.95          $29,646.99
1986        $20,168.86           $13,630.10         $50,784.18         $8,856.01          $34,759.25
1987        $20,412.76           $14,756.17         $67,395.88         $9,793.46          $48,028.73
1988        $15,140.72           $13,720.06         $70,307.97        $12,274.51          $69,336.58
1989        $18,236.40           $20,147.70         $93,944.91        $15,104.62          $76,277.40
1990        $17,617.26           $24,832.66        $100,621.51        $20,266.71          $85,843.97
1991        $18,480.30           $29,338.64        $115,693.88        $23,117.87          $94,103.41
1992        $20,075.05           $35,872.34        $138,105.50        $26,753.67         $104,935.15
1993        $22,682.93           $43,950.45        $166,806.37        $29,949.76         $114,584.13
1994        $22,589.12           $46,958.73        $177,680.42        $33,051.02         $125,826.18
1995        $27,317.08           $60,054.77        $227,122.37        $35,524.58         $135,102.02
1996        $28,592.88           $66,292.19        $260,842.92        $38,777.04         $157,001.91
1997        $43,063.90          $105,131.93        $413,416.38        $42,993.52         $173,399.35
1998        $45,695.00          $118,212.00        $462,430.00        $48.650.02         $193,811.95
1999        $52,124.05          $137,965.68        $541,763.34        $51,355.30         $206,178.97
2000        $57,593.98          $152,517.28        $616,821.25        $51,421.28         $222,542.08
2001        $48,853.38          $130,789.37        $591,923.00        $52,892.16         $293,792.15
2002        $40,357.14          $108,818.18        $488,979.87        $53,782.79         $293,792.15
2003        $44,605.26          $124,486.54        $540,451.44        $57,646.77         $293,792.15
2004        $52,312.02          $151,819.61        $633,829.06        $63,178.40         $293,792.15

[ ] Value of Shares Purchased Through Distributions - $633,829

[ ] Value of Shares Purchased Through Dividends - $151,820

[ ] Value of Initial Investment - $52,312

[ ] Cost of Shares Purchased Through Distributions - $293,792

[ ] Cost of Shares Purchased Through Dividends - $63,178


The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. This illustration reflects no sales charge.

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS
July 31, 2004

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                             (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (99.70%)

    AUTOMOTIVE - (0.83%)
      2,528,800     AutoZone, Inc.*.......................................................   $     195,223,360
                                                                                             -----------------
    BANKS AND SAVINGS & LOAN ASSOCIATIONS - (13.36%)
      5,867,200     Fifth Third Bancorp...................................................         290,015,696
      7,349,900     Golden West Financial Corp. ..........................................         785,777,809
     57,325,535     HSBC Holdings PLC.....................................................         842,091,687
     27,625,968     Lloyds TSB Group PLC..................................................         207,179,558
      1,997,500     State Street Corp. ...................................................          85,512,975
     15,928,400     Wells Fargo & Co. ....................................................         914,449,444
                                                                                             -----------------
                                                                                                 3,125,027,169
                                                                                             -----------------
    BUILDING MATERIALS - (1.65%)
      4,031,300     Martin Marietta Materials, Inc. (b)...................................         176,369,375
      4,414,020     Vulcan Materials Co. .................................................         210,195,632
                                                                                             -----------------
                                                                                                   386,565,007
                                                                                             -----------------
    BUSINESS SERVICES - (1.21%)
      5,030,700     D&B Corp.* (b)........................................................         282,423,498
                                                                                             -----------------
    CABLE TELEVISION - (1.91%)
     16,642,000     Comcast Corp., Special Class A*........................................        445,922,390
                                                                                             -----------------
    CONSUMER PRODUCTS - (5.04%)
     24,770,300     Altria Group, Inc. ...................................................       1,179,066,280
                                                                                             -----------------
    DISCOUNT RETAILER - (3.14%)
     18,092,000     Costco Wholesale Corp. ...............................................         735,530,260
                                                                                             -----------------
    DISTRIBUTORS - (0.76%)
      4,005,000     Cardinal Health, Inc. ................................................         178,222,500
                                                                                             -----------------
    DIVERSIFIED COMMERCIAL SERVICES - (0.42%)
     38,067,500     Rentokil Initial PLC..................................................          98,335,750
                                                                                             -----------------
    DIVERSIFIED MANUFACTURING - (4.65%)
     35,072,206     Tyco International Ltd. ..............................................       1,087,238,386
                                                                                             -----------------
    ELECTRONICS - (0.07%)
     13,300,400     Agere Systems Inc., Class A*..........................................          16,492,496
                                                                                             -----------------
    ENERGY - (8.01%)
      8,036,343     ConocoPhillips........................................................         633,022,738
      7,251,643     Devon Energy Corp. ...................................................         503,916,672
      5,789,700     EOG Resources, Inc. ..................................................         367,935,435
      4,983,500     Occidental Petroleum Corp. ...........................................         245,537,045
      4,385,000     Transocean Inc.*......................................................         124,534,000
                                                                                             -----------------
                                                                                                 1,874,945,890
                                                                                             -----------------
    FINANCIAL SERVICES - (19.78%)
     34,843,400     American Express Co. .................................................       1,750,880,850
     19,139,716     Citigroup Inc. .......................................................         843,870,078
      5,377,600     H&R Block, Inc. ......................................................         264,201,488


                                       14

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2004

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                             (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)

    FINANCIAL SERVICES - (CONTINUED)
     18,769,740     JPMorgan Chase & Co. .................................................   $     700,674,394
      7,515,100     Loews Corp. ..........................................................         425,580,113
      4,477,700     Moody's Corp. ........................................................         304,931,370
      8,380,600     Providian Financial Corp.*............................................         115,987,504
      3,103,590     Takefuji Corp. (d)....................................................         222,929,024
                                                                                             -----------------
                                                                                                 4,629,054,821
                                                                                             -----------------
    FOOD/BEVERAGE & RESTAURANT - (3.92%)
     28,528,677     Diageo PLC............................................................         353,684,661
      7,849,250     Heineken Holding NV, Class A (d)......................................         217,576,716
      5,422,400     Hershey Foods Corp. ..................................................         262,661,056
      2,744,700     Kraft Foods Inc., Class A.............................................          83,850,585
                                                                                             -----------------
                                                                                                   917,773,018
                                                                                             -----------------
    HOTELS - (0.71%)
      3,380,700     Marriott International, Inc., Class A.................................         164,978,160
                                                                                             -----------------
    INDUSTRIAL - (2.55%)
     12,582,500     Sealed Air Corp.* (b).................................................         596,913,800
                                                                                             -----------------
    INSURANCE BROKERS - (1.91%)
      8,643,800     Aon Corp. ............................................................         228,542,072
      4,940,000     Marsh & McLennan Cos, Inc. ...........................................         219,237,200
                                                                                             -----------------
                                                                                                   447,779,272
                                                                                             -----------------
    INVESTMENT FIRMS - (2.29%)
      1,283,952     Julius Baer Holding, Ltd. AG (b)......................................         345,806,789
      3,854,280     Morgan Stanley........................................................         190,131,632
                                                                                             -----------------
                                                                                                   535,938,421
                                                                                             -----------------
    LIFE INSURANCE - (0.56%)
      2,596,000     Principal Financial Group, Inc. ......................................          88,238,040
      1,498,000     Sun Life Financial Inc. ..............................................          41,644,400
                                                                                             -----------------
                                                                                                   129,882,440
                                                                                             -----------------
    MEDIA - (1.60%)
      4,778,665     Lagardere S.C.A. .....................................................         290,622,696
      8,941,680     WPP Group PLC.........................................................          82,713,960
                                                                                             -----------------
                                                                                                   373,336,656
                                                                                             -----------------
    MULTI-LINE INSURANCE - (5.34%)
     17,699,210     American International Group, Inc. ...................................       1,250,449,187
                                                                                             -----------------




                                       15


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2004

==============================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                             (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)

    PHARMACEUTICAL AND HEALTH CARE - (3.42%)
      4,522,400     Eli Lilly and Co. ....................................................   $     288,167,328
      4,987,000     HCA Inc. .............................................................         192,747,550
      2,495,000     Novartis AG, Registered...............................................         111,671,292
      6,476,300     Pfizer Inc. ..........................................................         206,982,548
                                                                                             -----------------
                                                                                                   799,568,718
                                                                                             -----------------
    PROPERTY/CASUALTY INSURANCE - (8.05%)
         10,901     Berkshire Hathaway Inc., Class A*.....................................         951,112,250
         13,316     Berkshire Hathaway Inc., Class B*.....................................          38,536,504
      1,614,100     Chubb Corp. ..........................................................         111,017,798
         79,900     Markel Corp.*.........................................................          22,571,750
      9,920,400     Progressive Corp. (Ohio)..............................................         760,101,048
                                                                                             -----------------
                                                                                                 1,883,339,350
                                                                                             -----------------
    PUBLISHING - (0.58%)
      1,625,800     Gannett Co., Inc. ....................................................         135,169,012
                                                                                             -----------------
    REAL ESTATE - (1.52%)
        802,600     Centerpoint Properties Trust..........................................          30,803,788
     10,782,204     General Growth Properties, Inc. ......................................         324,328,696
                                                                                             -----------------
                                                                                                   355,132,484
                                                                                             -----------------
    REINSURANCE - (1.70%)
        619,200     Everest Re Group, Ltd. ...............................................          45,498,816
      6,208,063     Transatlantic Holdings, Inc. (b)......................................         351,562,579
                                                                                             -----------------
                                                                                                   397,061,395
                                                                                             -----------------
    TECHNOLOGY - (3.19%)
      5,567,000     Lexmark International, Inc., Class A*.................................         492,679,500
      8,915,100     Microsoft Corp. ......................................................         253,679,171
                                                                                             -----------------
                                                                                                   746,358,671
                                                                                             -----------------
    TELECOMMUNICATIONS - (0.67%)
      4,845,000     Nokia Oyj, ADR........................................................          56,298,900
      5,722,000     SK Telecom Co., Ltd., ADR (d).........................................         101,050,520
                                                                                             -----------------
                                                                                                   157,349,420
                                                                                             -----------------
    TRANSPORTATION - (0.86%)
      2,802,500     United Parcel Service, Inc., Class B...................................        201,667,900
                                                                                             -----------------

                           Total Common Stocks - (identified cost $17,376,399,120)........      23,326,745,711
                                                                                             -----------------



                                       16



DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2004

==============================================================================================================
                                                                                                         VALUE
   PRINCIPAL                                     SECURITY                                             (NOTE 1)
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (0.09%)

$     9,125,000     Lehman Brothers Inc. Joint Repurchase Agreement,
                        1.37%, 08/02/04, dated 07/30/04, repurchase value of
                        $9,126,042 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $9,307,500)..........   $       9,125,000
     12,220,000     Nomura Securities International, Inc. Joint Repurchase Agreement,
                        1.37%, 08/02/04, dated 07/30/04, repurchase value of
                        $12,221,395 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $12,464,400).........          12,220,000
                                                                                             -----------------

                           Total Repurchase Agreements - (identified cost $21,345,000)....          21,345,000
                                                                                             -----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (1.27%)

     MONEY MARKET INSTRUMENTS - (0.20%)
     48,650,913     UBS Private Money Market LLC, 1.272%
                           (identified cost $48,650,913)..................................          48,650,913
                                                                                             -----------------

     REPURCHASE AGREEMENTS - (1.07%)
    106,873,000     Lehman Brothers Inc. Joint Repurchase Agreement,
                        1.37%, 08/02/04, dated 07/30/04, repurchase value of
                        $106,885,201 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $109,010,460)........         106,873,000
    143,127,000     Nomura Securities International, Inc. Joint Repurchase Agreement,
                        1.37%, 08/02/04, dated 07/30/04, repurchase value of
                        $143,143,340 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $145,989,540)........         143,127,000
                                                                                             -----------------

                           Total Repurchase Agreements - (identified cost $250,000,000)...         250,000,000
                                                                                             -----------------

                           Total Investment of Cash Collateral for
                                Securities Loaned - (identified cost $298,650,913)........         298,650,913
                                                                                             -----------------

                    Total Investments - (identified cost $17,696,395,033) - (101.06%)(a)..      23,646,741,624
                    Liabilities Less Other Assets - (1.06%)...............................        (249,173,844)
                                                                                             -----------------
                           Net Assets - (100%)............................................   $  23,397,567,780
                                                                                             =================

 (a) Aggregate cost for Federal income tax purposes is $17,708,787,956. At July 31, 2004 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:
                    Unrealized appreciation...............................................   $   6,654,897,794
                    Unrealized depreciation...............................................        (716,944,126)
                                                                                             -----------------
                           Net unrealized appreciation....................................   $   5,937,953,668
                                                                                             =================

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2004

================================================================================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2004. The aggregate fair value of the securities of affiliated companies held by the Fund as of July 31, 2004 amounts to $1,753,076,041. Transactions during the period in which the issuers were affiliates are as follows:

                                    Shares           Gross       Gross          Shares             Dividend
Security                        July 31, 2003      Additions  Reductions    July  31, 2004          Income
--------                        -------------      ---------  ----------    --------------          ------
D&B Corp.                           5,037,400          -          6,700          5,030,700             -
General Growth
    Properites Inc. (c)             3,598,868      7,188,136      4,800         10,782,204       $ 6,328,048
Julius Baer Holding, Ltd. AG        1,283,952          -           -             1,283,952         5,052,495
Martin Marietta Materials, Inc.     4,036,700          -          5,400          4,031,300         2,902,536
Sealed Air Corp.                   12,599,400          -         16,900         12,582,500             -
Transatlantic Holdings, Inc.        4,973,150      1,241,613      6,700          6,208,063         2,185,238

(c) Not an affiliate as of July 31, 2004.

(d) Security is partially on loan - See Note 7 of the Notes to Financial Statements.

*    Non-Income Producing Security.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
At July 31, 2004


================================================================================

ASSETS:
     Investments in securities, at value (see accompanying Schedule of
       Investments):
         Unaffiliated companies (including securities loaned of $279,585,279)
         (cost of $15,930,912,839)........................................................    $ 21,595,014,670
         Affiliated companies  (cost of $1,466,831,281)...................................       1,753,076,041
         Collateral for securities loaned (cost of $298,650,913) (Note 7).................         298,650,913
     Cash.................................................................................             632,776
     Receivables:
         Investment securities sold.......................................................          30,772,927
         Capital stock sold...............................................................          54,011,879
         Dividends and interest...........................................................          26,044,304
                                                                                             -----------------
              Total assets................................................................      23,758,203,510
                                                                                             -----------------

LIABILITIES:
     Return of collateral for securities loaned (Note 7)..................................         298,650,913
     Payables:
         Capital stock redeemed...........................................................          35,123,591
     Accrued expenses.....................................................................             793,169
     Accrued management fee...............................................................          10,307,962
     Accrued transfer agent fee...........................................................           5,179,291
     Distribution and service plan fees (Note 4)..........................................          10,580,804
                                                                                             -----------------
              Total liabilities...........................................................         360,635,730
                                                                                             -----------------
NET ASSETS ...............................................................................   $  23,397,567,780
                                                                                             =================


NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $      42,719,484
     Additional paid-in capital...........................................................      19,692,452,132
     Net unrealized appreciation on investments and translation of assets
         and liabilities denominated in foreign currency..................................       5,950,347,137
     Undistributed net investment income..................................................          46,293,019
     Accumulated net realized losses from investments and foreign currency transactions...      (2,334,243,992)
                                                                                             -----------------
              Net assets..................................................................   $  23,397,567,780
                                                                                             =================

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES  - (Continued)
At July 31, 2004

==============================================================================================================

     CLASS A SHARES
         Net assets.......................................................................   $12,867,673,713
         Shares outstanding...............................................................       462,329,588
         Net asset value and redemption price per share...................................         $   27.83
                                                                                                   =========
         Maximum offering price per share (100/95.25 of $27.83)*..........................         $   29.22
                                                                                                   =========
     CLASS B SHARES
         Net assets.......................................................................   $ 5,267,043,381
         Shares outstanding...............................................................       198,018,504
         Net asset value, offering and redemption price per share.........................         $   26.60
                                                                                                   =========
     CLASS C SHARES
         Net assets.......................................................................   $ 3,899,007,133
         Shares outstanding...............................................................       145,637,487
         Net asset value, offering and redemption price per share.........................         $   26.77
                                                                                                   =========
     CLASS R SHARES
         Net assets.......................................................................   $    10,170,892
         Shares outstanding...............................................................           365,511
         Net asset value, offering and redemption price per share.........................         $   27.83
                                                                                                   =========
     CLASS Y SHARES
         Net assets.......................................................................   $ 1,353,672,661
         Shares outstanding...............................................................        48,038,591
         Net asset value, offering and redemption price per share.........................         $   28.18
                                                                                                   =========

*On purchases of $100,000 or more, the offering price is reduced.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF OPERATIONS
For the year ended July 31, 2004

==============================================================================================================
INVESTMENT INCOME:

     Income:
         Dividends:
              Unaffiliated companies (Net of foreign withholding taxes of $9,770,286).....   $     351,446,968
              Affiliated companies (Net of foreign withholding taxes of $971,442).........          16,468,317
         Interest.........................................................................           2,420,105
         Lending fees.....................................................................           1,126,532
                                                                                             -----------------
                  Total income............................................................         371,461,922
     Expenses:
         Management fees (Note 3)........................................   $ 112,079,463
         Custodian fees..................................................       4,115,658
         Transfer agent fees
              Class A....................................................      14,307,189
              Class B....................................................       9,215,793
              Class C....................................................       5,521,120
              Class R....................................................           3,004
              Class Y....................................................         610,681
         Audit fees......................................................          86,000
         Legal fees......................................................          54,742
         Accounting fees (Note 3)........................................         399,996
         Reports to shareholders.........................................       2,744,377
         Directors' fees and expenses....................................         436,389
         Registration and filing fees....................................         420,178
         Miscellaneous...................................................         247,031
         Payments under distribution plan (Note 4)
              Class A....................................................      28,919,787
              Class B....................................................      53,783,747
              Class C....................................................      36,704,634
              Class R....................................................          15,212
                                                                          ---------------
                  Total expenses..........................................................         269,665,001
                  Expenses paid indirectly  (Note 6)......................................            (269,270)
                                                                                             -----------------
                  Net expenses............................................................         269,395,731
                                                                                             -----------------
                      Net investment income...............................................         102,066,191
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from:
         Investment transactions:
              Unaffiliated companies......................................................        (296,869,589)
              Affiliated companies........................................................             224,358
         Foreign currency transactions....................................................          (1,388,582)
         Payments by affiliates (Note 9)..................................................           2,246,097
     Net increase in unrealized appreciation on investments and translation
         of assets and liabilities in foreign currencies..................................       3,510,030,767
                                                                                             -----------------
     Net realized and unrealized gain on investments, foreign currency, and payments
         by affiliates....................................................................       3,214,243,051
                                                                                             -----------------
                  Net increase in net assets resulting from operations....................   $   3,316,309,242
                                                                                             =================


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================

                                                                               YEAR ENDED         YEAR ENDED
                                                                                JULY 31,            JULY 31,
                                                                                  2004                2003
                                                                                  ----                ----
OPERATIONS:

     Net investment income.............................................  $     102,066,191   $      86,683,154
     Net realized loss from investments, foreign currency
         transactions, and payments by affiliates......................       (295,787,716)       (919,831,317)
     Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities in
         foreign currencies............................................      3,510,030,767       2,608,653,680
                                                                         -----------------   -----------------
       Net increase in net assets resulting from operations............      3,316,309,242       1,775,505,517

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

     Net investment income:
         Class A  .....................................................        (76,851,585)        (51,438,816)
         Class B  .....................................................           (105,899)             -
         Class C  .....................................................           (971,079)             -
         Class R  .....................................................               (704)             -
         Class Y  .....................................................        (11,439,720)         (8,290,743)



CAPITAL SHARE TRANSACTIONS:
     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)
         Class A  .....................................................      1,611,115,087         (50,207,398)
         Class B  .....................................................       (485,819,542)       (399,948,249)
         Class C  .....................................................        239,007,177        (162,445,531)
         Class R  .....................................................         10,409,126              -
         Class Y  .....................................................        118,495,019          15,913,146
                                                                         -----------------   -----------------
     Total increase in net assets......................................      4,720,147,122       1,119,087,926

NET ASSETS:

     Beginning of year.................................................     18,677,420,658      17,558,332,732
                                                                         -----------------   -----------------
     End of year*......................................................  $  23,397,567,780   $  18,677,420,658
                                                                         =================   =================

       *Including undistributed net investment income of...............  $      46,293,019   $      34,984,397




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Class R shares were first offered on August 20, 2003. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At July 31, 2004 the Fund had available for Federal income tax purposes unused capital loss carryovers of $2,041,249,000 of which $4,237,000 expires in 2009, $458,003,000 expires in 2010, $1,141,176,000 expires in 2011, and $437,833,000 expires in
2012. In addition, at July 31, 2004, the Fund had approximately $280,833,000 of post October 2003 losses available to offset future capital gains, if any, which expire in 2013.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2004, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,388,582, an increase in accumulated net realized loss of $7,238,625, a decrease in unrealized appreciation of $843,936, and an increase in paid in capital of $9,471,143. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended July 31, 2004 and 2003, was as follows:

                                             2004                 2003
                                     ------------------   --------------------
       Ordinary income............   $    89,368,987      $     59,729,559

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

       Undistributed net investment income................... $    46,523,854
       Accumulated net realized losses from investments and
             foreign currency transactions...................  (2,322,081,905)
       Net unrealized appreciation on investments and
             foreign currency transactions...................   5,937,954,215
                                                              ---------------
          Total.............................................. $ 3,662,396,164
                                                              ===============

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2004, were $2,981,935,819 and $1,192,979,403, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Advisory fees are paid monthly to Davis Advisors (the "Adviser"), the Fund's investment adviser. Until April 1, 2004, the annual rate was 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, 0.55% of the average net assets on the next $2.5 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion, and 0.50% of the average net assets in excess of $7 billion. Effective April 1, 2004, the Advisory fee was changed from 0.50% of the average net assets in excess of $7 billion to 0.50% of the average net assets on the next $3 billion, 0.485% of the average net assets on the next $8 billion and 0.47% of the average net assets in excess of $18 billion. Management fees paid during the year ended July 31, 2004, approximated 0.51% of average net assets.

     The Adviser was paid for registering Fund shares for sale in various states. The fee for the nine months ended April 30, 2004, amounted to $10,503. Effective May 1, 2004, the Adviser is no longer being paid for registering fund shares; the Fund is paying an independent third party to provide these services. State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended July 31, 2004, amounted to $2,012,053. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee amounted to $399,996 for the year ended July 31, 2004. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (CONTINUED)

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

     During the year ended July 31, 2004, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $12,907,676 from commissions earned on sales of Class A shares of the Fund, of which $1,979,473 was retained by the Underwriter and the remaining $10,928,203 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the year ended July 31, 2004, was $28,919,787.

       CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

       CLASS B SHARES - (CONTINUED)

     During the year ended July 31, 2004, Class B shares of the Fund made distribution plan payments which included distribution fees of $40,365,336 and service fees of $13,418,411.

     Commission advances by the Distributor during the year ended July 31, 2004 on the sale of Class B shares of the Fund amounted to $11,367,489, all of which was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $323,309,222 representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended July 31, 2004 the Distributor received $7,182,411 in contingent deferred sales charges from Class B shares of the Fund.

       CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the year ended July 31, 2004, Class C shares of the Fund made distribution plan payments which included distribution fees of $27,528,476 and service fees of $9,176,158. During the year ended July 31, 2004, the Distributor received $241,959 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

         CLASS R SHARES

     Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the year ended July 31, 2004, Class R shares of the Fund made distribution plan payments which included distribution fees and service fees of $7,606 for each.

NOTE 5 - CAPITAL STOCK

     At July 31, 2004, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

CLASS A
                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  --------------------------------
                                                     SHARES           AMOUNT          SHARES          AMOUNT
                                                     ------           ------          ------          ------
Shares subscribed..............................    129,537,957   $ 3,537,315,624    92,183,809    $ 1,974,936,758
Shares issued in reinvestment of distributions.      2,700,189        71,365,847     2,190,121         47,658,573
                                                 -------------   ---------------  ------------    ---------------
                                                   132,238,146     3,608,681,471    94,373,930      2,022,595,331
Shares redeemed................................    (73,663,816)   (1,997,566,384)  (97,458,707)    (2,072,802,729)
                                                 -------------   ---------------  ------------    ---------------
     Net increase (decrease)...................     58,574,330   $ 1,611,115,087    (3,084,777)   $   (50,207,398)
                                                 =============   ===============  ============    ===============

CLASS B
                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  --------------------------------
                                                     SHARES           AMOUNT          SHARES            AMOUNT
                                                     ------           ------          ------            ------
Shares subscribed..............................     17,255,350   $ 445,891,461      20,018,221     $ 412,302,792
Shares issued in reinvestment of distributions.          3,859          97,967          -                -
                                                 -------------   -------------    ------------     -------------
                                                    17,259,209     445,989,428      20,018,221       412,302,792
Shares redeemed................................    (35,819,817)   (931,808,970)    (40,242,089)     (812,251,041)
                                                 -------------   -------------    ------------     -------------
     Net decrease..............................    (18,560,608)  $(485,819,542)    (20,223,868)    $(399,948,249)
                                                 =============   =============    ============     =============

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS C
                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  --------------------------------
                                                     SHARES           AMOUNT          SHARES            AMOUNT
                                                     ------           ------          ------            ------
Shares subscribed..............................     27,305,099     $ 717,037,581      17,491,329      $ 363,379,899
Shares issued in reinvestment of distributions.         35,030           895,031          -                 -
                                                 -------------     -------------    ------------      -------------
                                                    27,340,129       717,932,612      17,491,329        363,379,899
Shares redeemed................................    (18,332,071)     (478,925,435)    (25,926,091)      (525,825,430)
                                                 -------------     -------------    ------------      -------------
     Net increase (decrease)...................      9,008,058     $ 239,007,177      (8,434,762)     $(162,445,531)
                                                 =============     =============    =============     =============

CLASS R

                                                             AUGUST 20, 2003
                                                           (INCEPTION OF CLASS)
                                                                 THROUGH
                                                              JULY 31, 2004
                                                          SHARES        AMOUNT
                                                         -------        ------
Shares subscribed.....................................   381,213     $ 10,854,447
Shares issued in reinvestment of distributions .......        27              704
                                                        --------     ------------
                                                         381,240       10,855,151
Shares redeemed.......................................   (15,729)        (446,025)
Net increase..........................................   365,511     $ 10,409,126
                                                        ========     ============

CLASS Y
                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  --------------------------------
                                                     SHARES           AMOUNT          SHARES            AMOUNT
                                                     ------           ------          ------            ------
Shares subscribed..............................     15,287,681    $ 426,257,699      11,142,227    $ 243,635,236
Shares issued in reinvestment of distributions.        328,341        8,766,699         282,403        6,204,391
                                                 -------------    -------------    ------------    -------------
                                                    15,616,022      435,024,398     11,424,630       249,839,627
Shares redeemed................................    (11,605,390)    (316,529,379)   (10,959,782)     (233,926,481)
                                                 -------------    -------------    -----------     -------------
     Net increase..............................      4,010,632    $ 118,495,019        464,848     $  15,913,146
                                                 =============    =============    ============    =============

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $2,891 during the year ended July 31, 2004.

     Davis New York Venture Fund ("the Fund") has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the year ended July 31, 2004 the reduction amounted to $266,379.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================

NOTE 7 - SECURITIES LOANED

     Davis New York Venture Fund (the "Fund") has entered into a securities lending arrangement with UBS Financial Services, Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services, Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of July 31, 2004, the Fund had on loan securities valued at $279,585,279; cash of $298,650,913 was received as collateral for the loans, of which $250,000,000 or 84% and $48,650,913 or 16% of the collateral has been invested by the Adviser in Repurchase Agreements and Money Market Instruments, respectively. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended July 31, 2004.

NOTE 9 - PAYMENTS BY AFFILIATES

The Adviser reimbursed the Fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to the Fund was $2,246,097.

NOTE 10 - LITIGATION MATTERS

    On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis New York Venture Fund. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS A

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.



                                                                       YEAR ENDED JULY 31,
                                                   --------------------------------------------------------
                                                        2004      2003        2002        2001        2000
                                                        ----      ----        ----        ----        ----
Net Asset Value, Beginning of Period............    $ 23.73      $ 21.47     $ 25.99     $ 30.64     $ 27.73
                                                    -------      -------     -------     -------     -------

Income (Loss) From Investment Operations
     Net Investment Income......................        .17          .18         .12         .11         .08
     Net Realized and Unrealized Gains (Losses).       4.12         2.21       (4.61)      (2.07)       3.45
                                                    -------      -------     -------     -------     -------
       Total From Investment Operations.........       4.29         2.39       (4.49)      (1.96)       3.53

Dividends and Distributions
     Dividends from Net Investment Income.......       (.19)        (.13)       (.03)       (.04)        -(3)
     Distributions in Excess of Net Investment
       Income..................................        -            -           -           (.01)        -
     Distributions from Realized Gains..........       -            -           -          (2.64)       (.62)
                                                    -------      -------     -------     -------     -------
       Total Dividends and Distributions........       (.19)        (.13)       (.03)      (2.69)       (.62)
                                                    -------      -------     -------     -------     -------

Net Asset Value, End of Period..................    $ 27.83      $ 23.73     $ 21.47     $ 25.99     $ 30.64
                                                    =======      =======     =======     =======     =======

Total Return(1).................................      18.10%       11.19%     (17.29)%     (6.70)%     12.99%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted)    $12,868       $9,581      $8,734     $10,678      $9,539
     Ratio of Expenses to Average Net Assets....        .92%         .95%        .92%        .89%        .88%
     Ratio of Net Investment Income to Average
       Net Assets...............................        .77%         .85%        .49%        .50%        .31%

     Portfolio Turnover Rate(2).................          6%          10%         22%         15%         29%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.









SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS B

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.



                                                                       YEAR ENDED JULY 31,
                                                    -------------------------------------------------------
                                                         2004      2003        2002       2001        2000
                                                         ----      ----        ----       ----        ----
Net Asset Value, Beginning of Period.............     $ 22.70     $ 20.58     $ 25.09    $ 29.85     $ 27.25
                                                      -------     -------     -------    -------     -------

Income (Loss) From Investment Operations
     Net Investment Income (Loss)................        (.02)(4)     .01(4)     (.09)      (.03)       (.23)
     Net Realized and Unrealized Gains (Losses)..        3.92        2.11       (4.42)     (2.09)       3.45
                                                      -------     -------     -------    -------     -------
       Total From Investment Operations..........        3.90        2.12       (4.51)     (2.12)       3.22

Dividends and Distributions
     Dividends from Net Investment Income........        -(3)        -           -          -           -
     Distributions from Realized Gains...........        -           -           -         (2.64)       (.62)
                                                      -------     -------     -------    -------     -------
       Total Dividends and Distributions.........        -(3)        -           -         (2.64)       (.62)
                                                      -------     -------     -------    -------     -------

Net Asset Value, End of Period...................     $ 26.60     $ 22.70     $ 20.58    $ 25.09     $ 29.85
                                                      =======     =======     =======    =======     =======

Total Return(1)..................................       17.18%      10.30%     (17.98)%    (7.46)%     12.06%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted).      $5,267      $4,917      $4,874     $6,303      $5,724
     Ratio of Expenses to Average Net Assets.....        1.73%       1.77%       1.72%      1.71%       1.71%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets........................        (.04)%       .03%       (.31)%     (.32)%      (.52)%
     Portfolio Turnover Rate(2)..................           6%         10%         22%        15%         29%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                                     YEAR ENDED JULY 31,
                                                    ------------------------------------------------------
                                                         2004      2003       2002        2001       2000
                                                         ----      ----       ----        ----       ----
Net Asset Value, Beginning of Period.............     $ 22.85     $ 20.71    $ 25.24     $ 30.00    $ 27.38
                                                      -------     -------    -------     -------    -------

Income (Loss) From Investment Operations
     Net Investment Income (Loss)................         -  (3,4)   -   (3)    (.08)       (.02)      (.21)
     Net Realized and Unrealized Gains (Losses)..        3.93        2.14      (4.45)      (2.10)      3.45
                                                      -------     -------    -------     -------    -------
       Total From Investment Operations..........        3.93        2.14      (4.53)      (2.12)      3.24

Dividends and Distributions
     Dividends from Net Investment Income........        (.01)       -          -           -           -
     Distributions from Realized Gains...........        -           -          -          (2.64)      (.62)
                                                      -------     -------    -------     -------    -------
       Total Dividends and Distributions.........        (.01)       -          -          (2.64)      (.62)
                                                      -------     -------    -------     -------    -------
Net Asset Value, End of Period...................     $ 26.77     $ 22.85    $ 20.71     $ 25.24    $ 30.00
                                                      =======     =======    =======     =======    =======

Total Return(1)..................................       17.19%      10.33%    (17.95)%     (7.42)%    12.07%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted).      $3,899      $3,122     $3,004      $3,825     $3,021
     Ratio of Expenses to Average Net Assets.....        1.70%       1.74%      1.70%       1.68%      1.69%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets........................        (.01)%       .06%      (.29)%      (.29)%     (.50)%
     Portfolio Turnover Rate(2).................            6%         10%        22%         15%        29%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS R

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                     AUGUST 20, 2003
                                                       (INCEPTION
                                                        OF CLASS)
                                                         THROUGH
                                                        JULY 31,
                                                          2004
                                                        --------
Net Asset Value, Beginning of Period...............      $ 23.98
                                                         -------

Income From Investment Operations
     Net Investment Income.........................          .13(3)
     Net Realized and Unrealized Gains ............         3.86
                                                         -------
       Total From Investment Operations............         3.99

Dividends and Distributions
     Dividends from Net Investment Income..........         (.14)
                                                         -------
       Total Dividends and Distributions...........         (.14)
                                                         -------

Net Asset Value, End of Period.....................      $ 27.83
                                                         =======

Total Return(1)....................................        16.67%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted)...          $10
     Ratio of Expenses to Average Net Assets.......         1.15%*
     Ratio of Net Investment Income to Average Net
       Assets......................................          .51%*

     Portfolio Turnover Rate(2)....................            6%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Per share calculations were based on average shares outstanding for the period.


*    Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS Y

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.



                                                                     YEAR ENDED JULY 31,
                                                   ------------------------------------------------------
                                                     2004        2003         2002      2001         2000
                                                     ----        ----         ----      ----         ----
Net Asset Value, Beginning of Period............    $ 24.01      $ 21.72    $ 26.29   $ 30.96      $ 28.00
                                                    -------      -------    -------   -------      -------

Income (Loss) From Investment Operations
     Net Investment Income......................        .28          .25        .26       .13          .20
     Net Realized and Unrealized Gains (Losses).       4.16         2.24      (4.73)    (2.02)        3.45
                                                    -------      -------    -------   -------      -------
       Total From Investment Operations.........       4.44         2.49      (4.47)    (1.89)        3.65

Dividends and Distributions
     Dividends from Net Investment Income.......       (.27)        (.20)      (.10)     (.12)        (.07)
     Distributions in Excess of Net Investment         -            -          -         (.02)        -
Income..........................................
     Distributions from Realized Gains..........       -            -          -        (2.64)        (.62)
                                                    -------      -------    -------   -------      -------
       Total Dividends and Distributions........       (.27)        (.20)      (.10)    (2.78)        (.69)
                                                    -------      -------    -------   -------      -------

Net Asset Value, End of Period..................    $ 28.18      $ 24.01    $ 21.72   $ 26.29      $ 30.96
                                                    =======      =======    =======   =======      =======

Total Return(1).................................      18.53%       11.53%    (17.04)%   (6.41)%      13.33%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted)     $1,354       $1,057       $946    $1,465       $1,005
     Ratio of Expenses to Average Net Assets....        .58%         .61%       .62%      .62%         .60%
     Ratio of Net Investment Income to Average
       Net Assets...............................       1.11%        1.19%       .79%      .77%         .59%
     Portfolio Turnover Rate(2).................          6%          10%        22%       15%          29%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.











SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS NEW YORK VENTURE FUND, INC.:

     We have audited the accompanying statement of assets and liabilities of Davis New York Venture Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis New York Venture Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP

Denver, Colorado
September 10, 2004

DAVIS NEW YORK VENTURE FUND
FOR THE YEAR ENDED JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

     In early 2005, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     During the fiscal year ended July 31, 2004, $89,368,988 of dividends paid by the Fund constituted income dividends for Federal income tax purposes.

     Dividends paid by the Fund during the fiscal year ended July 31, 2004 which are not designated as capital gain distribution should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

     For the fiscal year ended July 31, 2004, certain dividends paid by the Fund constitute qualified dividend income for Federal income tax purposes. The Fund designates $89,368,988 as qualified dividend income.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer Markel
                                                   Corporation (insurance
                                                   company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises,
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

============================================================================================================================
                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman of John               11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.


DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

============================================================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Former Director of the Van
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Eck/Chubb Funds six
                                                   Chairman of U.S.                          portfolios (mutual fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.


DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

============================================================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and Selected Fund;
                                                   Chairman and Chief Executive
                                                   Officer, Davis Selected
                                                   Advisers, L.P., and also
                                                   serves as an executive
                                                   officer in certain companies
                                                   affiliated with the Adviser,
                                                   including sole member of the
                                                   Adviser's general partner,
                                                   Davis Investments, LLC;
                                                   Employee of Shelby Cullom
                                                   Davis & Co. (registered
                                                   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS NEW YORK VENTURE FUND
                  2949 East Elvira Road, Tucson, Arizona 85706

================================================================================

     DIRECTORS                       OFFICERS
     Wesley E. Bass, Jr.             Jeremy H. Biggs
     Jeremy H. Biggs                     Chairman
     Marc P. Blum                    Christopher C. Davis
     Andrew  A. Davis                    President
     Christopher C. Davis            Andrew A. Davis
     Thomas S. Gaynor                    Vice President
     Jerry D. Geist                  Kenneth C. Eich
     D. James Guzy                       Executive Vice President &
     G. Bernard Hamilton                 Principal Executive Officer
     Robert P. Morgenthau            Sharra L. Reed
     Theodore B. Smith, Jr.              Vice President & Chief Compliance
     Christian R. Sonne                  Officer
     Marsha Williams                 Douglas A. Haines
                                         Vice President
                                         & Principal Accounting Officer
                                     Thomas D. Tays
                                         Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

===============================================================================
FOR MORE INFORMATION ABOUT DAVIS NEW YORK VENTURE FUND, INC. INCLUDING MANAGEMENT FEE, CHARGES, AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT WWW.DAVISFUNDS.COM.
===============================================================================

[DAVIS FUNDS LOGO]









Davis Advisors
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
1-800-279-0279
www.davisfunds.com

DAVIS RESEARCH FUND


PART OF DAVIS NEW YORK VENTURE FUND, INC.


JULY 31, 2004


ANNUAL REPORT






                                                      [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS

Management's Discussion and Analysis...........................................2


Fund Performance and Supplementary Information.................................4


Schedule of Investments.......................................................10


Statement of Assets and Liabilities...........................................12


Statement of Operations.......................................................13


Statements of Changes in Net Assets...........................................14


Notes to Financial Statements.................................................15


Financial Highlights..........................................................21


Report of Independent Registered Public Accounting Firm.......................24


Fund Information..............................................................25


Directors and Officers........................................................26

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended July 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 13.17%. U.S. economic activity, as measured by the gross domestic product, improved sharply in the third and fourth quarters of 2003. Economic activity continued to increase in the first two quarters of 2004, but at a slower rate. Interest rates, as measured by the 10-year Treasury bond, traded in a narrow range from August 2003 through mid-January 2004. Interest rates then decreased, to begin a rapid rise in mid-March until peaking in June 2004. Interest rates decreased from that point to the end of the fiscal year. The S&P 500(R) Index increased steadily from August through December 2003, and has been in a narrow trading range in 2004. Davis Advisors' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" portfolio which is not optimized to a single set of economic conditions.

PERFORMANCE OVERVIEW

Davis Research Fund's Class A shares delivered a total return on net asset value of 12.50% for the fiscal year ended July 31, 2004(2), trailing the Standard & Poor's 500(R) Index(1) by 67 basis points. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Under normal circumstances the Fund invests the majority of its assets in equity securities issued by large- and medium-capitalization companies.

The Fund's largest sector weightings were in automotive and media companies. The Fund's holdings in the media sector out-performed the S&P 500(R) Index, while the Fund's holdings in the automotive sector under-performed the Index. The Fund owned 17 companies at the beginning of the fiscal year and ended the year owning 20 companies. At fiscal year end the Fund held 66% of net assets in its top ten holdings.

As a group, foreign companies made a positive contribution to performance during the fiscal year ended July 31, 2004. As of year-end, approximately 24% of net assets was invested in foreign companies.

The principal holdings contributing to performance were: Lagardere(3), a media company, Altria Group, a consumer products company, and Groupe Bruxelle, a diversified company. All three were top ten holdings at fiscal year end. Lagardere increased by 38.67%, Altria Group increased by 25.70%, and Groupe Bruxelle increased by 42.10% over the fiscal year ended July 31, 2004.

The principal holdings detracting from performance were: Comcast, a cable television company, AutoZone, an automotive company, and Cardinal Health, a distributor. Comcast and AutoZone were top ten holdings at fiscal year end. Comcast decreased by 17.31% since being purchased in February 2004 and Cardinal Health decreased by 11.83% since being purchased in July 2004. AutoZone decreased by 7.28% over the fiscal year ended July 31, 2004.

A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk,
(3) medium capitalization risk, (4) selection risk, and (5) focused portfolio risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund's Class A shares for the periods ended July 31, 2004. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)
--------------------------------------------------------------------------------
FUND NAME                          ONE YEAR           INCEPTION
--------------------------------------------------------------------------------
Davis Research Fund A               12.50%        4.43% - 10/31/01
--------------------------------------------------------------------------------

(With the maximum 4.75% sales charge taken into consideration)
--------------------------------------------------------------------------------
FUND NAME                          ONE YEAR           INCEPTION
--------------------------------------------------------------------------------
Davis Research Fund A                7.11%        2.59% - 10/31/01
--------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
CLASS A FUND PERFORMANCE

================================================================================

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  EXPENSE EXAMPLE
  FOR THE PERIODS ENDED JULY 31, 2004                                  BEGINNING        ENDING        EXPENSES PAID
(This calculation includes an                                        ACCOUNT VALUE  ACCOUNT VALUE     DURING PERIOD*
  initial sales charge of 4.75%.)                                      (02/01/04)     (07/31/04)   (02/01/04-07/31/04)
                                                                       ----------     ----------   -------------------
One Year............................ 7.11%   Actual...............     $1,000.00         $977.10           $4.52
Life of the Class (October 31, 2001          Hypothetical (5% return
  through July 31, 2004)............ 2.59%     before expenses)...     $1,000.00       $1,020.29           $4.62
-----------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (0.92%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class A Shares on October 31, 2001 (commencement of operations) and paid a 4.75% sales charge. As the chart shows, by July 31, 2004 the value of your investment would have been $10,729 - a 7.29% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index is also presented on the chart below.

		    [GRAHPIC OMITTED]

               S&P 500           DRF CLASS A
             ----------          -----------
10/31/01     $10,000.00		 $10,000.00
07/31/02     $ 8,696.00		 $ 7,846.00
07/31/03     $ 9,623.00		 $ 9,537.00
07/31/04     $10,889.00		 $10,729.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS RESEARCH FUND
CLASS B FUND PERFORMANCE

================================================================================

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31, 2004                            BEGINNING       ENDING       EXPENSES PAID
(This calculation includes any applicable                       ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    contingent deferred sales charge.)                             (02/01/04)    (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................  6.93%    Actual...............    $1,000.00        $970.50          $9.85
Life of Class (October 31, 2001           Hypothetical (5% return
     through July 31,2004).....  2.00%      before expenses)...    $1,000.00      $1,014.87         $10.07
-----------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (2.01%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class B Shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2004 the value of your investment (less a contingent deferred sales charge) would have been $10,560 - a 5.60% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index is also presented on the chart below.

		    [GRAHPIC OMITTED]

               S&P 500           DRF CLASS B
             ----------          -----------
10/31/01     $10,000.00		 $10,000.00
07/31/02     $ 8,696.00		 $ 8,170.00
07/31/03     $ 9,623.00		 $ 9,790.00
07/31/04     $10,889.00		 $10,560.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS RESEARCH FUND
CLASS C FUND PERFORMANCE

================================================================================

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN               EXPENSE EXAMPLE
    FOR THE PERIODS ENDED JULY 31, 2004                            BEGINNING       ENDING       EXPENSES PAID
(This calculation includes any applicable                       ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
    contingent deferred sales charge.)                             (02/01/04)    (07/31/04)   (02/01/04-07/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................  9.93%    Actual...............    $1,000.00        $970.50          $9.85
Life of Class (October 31, 2001           Hypothetical (5% return
     through July 31,2004).....  3.05%      before expenses)...    $1,000.00      $1,014.87         $10.07
-------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Class's annualized expense ratio (2.01%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Research Fund, Class C Shares on October 31, 2001 (commencement of operations). As the chart shows, by July 31, 2004 the value of your investment would have been $10,860 - an 8.60% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index is also presented on the chart below.

		    [GRAHPIC OMITTED]

               S&P 500           DRF CLASS C
             ----------          -----------
10/31/01     $10,000.00		 $10,000.00
07/31/02     $ 8,696.00		 $ 8,170.00
07/31/03     $ 9,623.00		 $ 9,790.00
07/31/04     $10,889.00		 $10,860.00

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS RESEARCH FUND
NOTES TO PERFORMANCE

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE, WHICH APPEARS IN EACH CLASS'S FUND PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 02/01/04 to 07/31/04. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS RESEARCH FUND
PORTFOLIO HOLDINGS AS OF JULY 31, 2004

================================================================================


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)                  SECTOR WEIGHTING
                                                   (% OF LONG TERM PORTFOLIO)

       [PIE CHART OMITTED]                            [PIE CHART OMITTED]
Short Term Investments,                     Distributors                    3.0%
  Other Assets & Liabilities     7.8%       Building Products               3.2%
Common Stock                    92.2%       Cable Television                6.8%
                                            Automotive                     22.0%
                                            Property/Casualty Insurance     5.1%
                                            Consumer Products               7.9%
                                            Energy                         11.4%
                                            Food/Beverage & Restaurant      3.9%
                                            Discount Retailer               7.9%
                                            Diversified                     4.0%
                                            Financial Services              2.5%
                                            Media                          16.3%
                                            Pharmaceutical and Health Care  6.0%

TOP 10 HOLDINGS                                                                         % OF FUND
SECURITY                                    SECTOR                                      NET ASSETS
----------------------------------------------------------------------------------------------------------
AutoZone, Inc.                              Automotive                                     15.24%
Lagardere S.C.A.                            Media                                          11.22%
Altria Group, Inc.                          Consumer Products                               7.25%
Comcast Corp., Special Class A              Cable Television                                6.25%
AutoNation, Inc.                            Automotive                                      5.04%
EOG Resources, Inc.                         Energy                                          4.73%
Berkshire Hathaway Inc., Class A            Property/Casualty Insurance                     4.73%
TJX Cos., Inc.                              Discount Retailer                               4.01%
WPP Group PLC                               Media                                           3.85%
Groupe Bruxelles Lambert S.A.               Diversified                                     3.71%

DAVIS RESEARCH FUND
PORTFOLIO ACTIVITY AUGUST 1, 2003 THROUGH JULY 31, 2004

================================================================================

NEW POSITIONS ADDED (8/1/03-7/31/04)
(Highlighted positions are those greater than 3.00% of 7/31/04 total net assets)

                                                                                             % OF 7/31/04
                                                                           DATE OF 1ST           FUND
SECURITY                                SECTOR                             PURCHASE           NET ASSETS
-----------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                 Pharmaceutical and Health Care     08/28/03              2.78%
Cardinal Health, Inc.                   Distributors                       07/14/04              2.80%
Comcast Corp., Special Class A          Cable Television                   02/05/04              6.25%
EOG Resources, Inc.                     Energy                             05/03/04              4.73%
Merck & Co., Inc.                       Pharmaceutical and Health Care     12/01/03                -
Novartis AG, Registered                 Pharmaceutical and Health Care     10/30/03              2.73%
Occidental Petroleum Corp.              Energy                             08/01/03              2.67%
Takefuji Corp.                          Financial Services                 08/21/03              2.34%
Transocean Inc.                         Energy                             01/23/04              3.08%



POSITIONS CLOSED (8/1/03-7/31/04)
(Gains and losses greater than $150,000 are highlighted)

                                                                           DATE OF
SECURITY                                SECTOR                             FINAL SALE         GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.         Information/Information
                                             Processing                    06/25/04           $   185,385
Duke Energy Corp.                       Energy                             07/16/04               480,491
Electrolux  AB, Series B                Manufacturing                      06/28/04                86,968
Merck & Co., Inc.                       Pharmaceutical and Health Care     02/12/04               126,942
Pfizer Inc.                             Pharmaceutical and Health Care     05/12/04               192,343

DAVIS RESEARCH FUND
Schedule of Investments
July 31, 2004

                                                                                                       VALUE
SHARES                                           SECURITY                                            (NOTE 1)
==============================================================================================================
COMMON STOCK - (92.23%)

   AUTOMOTIVE - (20.28%)
        92,300  AutoNation, Inc.*.............................................................. $    1,487,876
        58,300  AutoZone, Inc.*................................................................      4,500,760
                                                                                                --------------
                                                                                                     5,988,636
                                                                                                --------------
   BUILDING PRODUCTS - (2.97%)
        26,000  Home Depot, Inc. ..............................................................        876,720
                                                                                                --------------
   CABLE TELEVISION - (6.25%)
        68,900  Comcast Corp., Special Class A*................................................      1,846,175
                                                                                                --------------
   CONSUMER PRODUCTS - (7.25%)
        45,000  Altria Group, Inc. ............................................................      2,142,000
                                                                                                --------------
   DISCOUNT RETAILER - (7.25%)
        23,500  Costco Wholesale Corp. ........................................................        955,392
        50,500  TJX Cos., Inc. ................................................................      1,185,235
                                                                                                --------------
                                                                                                     2,140,627
                                                                                                --------------
   DISTRIBUTORS - (2.80%)
        18,600  Cardinal Health, Inc. .........................................................        827,700
                                                                                                --------------
   DIVERSIFIED - (3.71%)
        17,700  Groupe Bruxelles Lambert S.A. .................................................      1,096,686
                                                                                                --------------
   ENERGY - (10.48%)
        22,000  EOG Resources, Inc. ...........................................................      1,398,100
        16,000  Occidental Petroleum Corp. ....................................................        788,320
        32,000  Transocean Inc.*...............................................................        908,800
                                                                                                --------------
                                                                                                     3,095,220
                                                                                                --------------
   FINANCIAL SERVICES - (2.34%)
         9,600  Takefuji Corp. ................................................................        689,562
                                                                                                --------------
   FOOD/BEVERAGE & RESTAURANT - (3.59%)
         5,500  Heineken Holding NV, Class A...................................................        152,457
        33,000  McDonald's Corp. ..............................................................        907,500
                                                                                                --------------
                                                                                                     1,059,957
                                                                                                --------------
   MEDIA - (15.07%)
        54,500  Lagardere S.C.A. ..............................................................      3,314,511
       122,800  WPP Group PLC..................................................................      1,135,947
                                                                                                --------------
                                                                                                     4,450,458
                                                                                                --------------
   PHARMACEUTICAL AND HEALTH CARE - (5.51%)
        15,200  AmerisourceBergen Corp. .......................................................        821,712
        18,000  Novartis AG, Registered........................................................        805,645
                                                                                                --------------
                                                                                                     1,627,357
                                                                                                --------------
   PROPERTY/CASUALTY INSURANCE - (4.73%)
            16  Berkshire Hathaway Inc., Class A*..............................................      1,396,000
                                                                                                --------------

                Total Common Stock - (identified cost $22,745,663).............................     27,237,098
                                                                                                --------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2004


                                                                                                       VALUE
PRINCIPAL                                        SECURITY                                            (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (7.84%)

$990,000     Lehman Brothers  Inc. Joint Repurchase Agreement, 1.37%,
                    08/02/04, dated 07/30/04, repurchase value of $990,113
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,009,800)............................................. $      990,000
1,325,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.37%,
                    08/02/04, dated 07/30/04, repurchase value of $1,325,151
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,351,500).............................................      1,325,000
                                                                                                --------------


                           Total Short Term Investments - (identified cost $2,315,000).........      2,315,000
                                                                                                --------------



                Total Investments - (100.07%) - (identified cost $25,060,663) - (a)............     29,552,098
                Liabilities Less Other Assets - (0.07%)........................................        (22,078)
                                                                                                --------------
                           Net Assets - (100%)................................................. $   29,530,020
                                                                                                ==============

*Non-Income Producing Security.


(a) Aggregate cost for Federal income tax purposes is $25,081,896. At July 31,
2004, unrealized appreciation (depreciation) of securities for Federal income tax purposes is as follows:

                Unrealized appreciation........................................................ $    4,767,198
                Unrealized depreciation.......................................................        (296,996)
                                                                                                --------------
                           Net unrealized appreciation......................................... $    4,470,202
                                                                                                ==============




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At July 31, 2004

================================================================================
ASSETS:
     Investments in securities, at value (identified cost $25,060,663) (see accompanying
         Schedule of Investments).........................................................   $      29,552,098
     Cash ................................................................................               2,880
     Receivables:
         Dividends and interest receivable................................................              16,900
                                                                                             -----------------
              Total assets................................................................          29,571,878
                                                                                             -----------------

LIABILITIES:
     Accrued expenses.....................................................................              22,322
     Accrued management fee...............................................................              19,536
                                                                                             -----------------
              Total liabilities...........................................................              41,858
                                                                                             -----------------

NET ASSETS ...............................................................................   $      29,530,020
                                                                                             =================

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $         133,009
     Additional paid-in capital...........................................................          26,437,761
     Undistributed net investment income..................................................             113,963
     Net unrealized appreciation on investments and translation of assets and
         liabilities denominated in foreign currency......................................           4,492,351
     Accumulated net realized losses from investments and foreign currency transactions...          (1,647,064)
                                                                                             -----------------
              Net assets..................................................................   $      29,530,020
                                                                                             =================

     CLASS A SHARES
         Net assets.......................................................................   $      29,527,762
         Shares outstanding...............................................................           2,659,962
         Net asset value and redemption price per share ..................................           $   11.10
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $11.10)*..........................           $   11.65
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $           1,129
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   10.86
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $           1,129
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   10.86
                                                                                                     =========


* On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the year ended July 31, 2004

================================================================================

INVESTMENT INCOME:
     Income:
         Dividends (Net of foreign withholding taxes of $26,562)..........................   $         442,728
         Interest.........................................................................              20,722
                                                                                                      --------
                 Total income.............................................................             463,450

     Expenses:
         Management fees (Note 3)........................................  $       219,231
         Custodian fees..................................................           39,092
         Transfer agent fees
              Class A....................................................            1,984
              Class B....................................................                4
              Class C....................................................                4
         Audit fees......................................................           12,000
         Legal fees......................................................               77
         Accounting fees (Note 3)........................................            6,000
         Reports to shareholders ........................................              568
         Directors' fees and expenses ...................................              579
         Registration and filing fees ...................................            2,422
         Miscellaneous ..................................................            6,356
         Payments under distribution plan (Note 4)
              Class B....................................................                8
              Class C....................................................                8
                                                                           ---------------
                  Total expenses..........................................................             288,333
                  Expenses paid indirectly (Note 6).......................................                 (19)
                                                                                             -----------------
                  Net expenses............................................................             288,314
                                                                                             -----------------
                      Net investment income ..............................................             175,136
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
         Investment transactions..........................................................           1,446,682
         Foreign currency transactions....................................................             (15,403)
     Net increase in unrealized appreciation on investments and translation of
         assets and liabilities denominated in foreign currency...........................           1,657,866
                                                                                             -----------------
         Net realized and unrealized gain on investments and foreign currency.............           3,089,145
                                                                                             -----------------
                  Net increase in net assets resulting from operations ...................   $       3,264,281
                                                                                             =================


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                             YEAR ENDED            YEAR ENDED
                                                                              JULY 31,              JULY 31,
                                                                                2004                  2003
                                                                                ----                  ----
OPERATIONS:
     Net investment income...........................................  $         175,136       $       202,672
     Net realized gain (loss) from investments and
             foreign currency transactions...........................          1,431,279              (917,454)
     Net increase in unrealized appreciation  on
         investments and translation of assets and liabilities
         denominated in foreign currency.............................          1,657,866             5,423,121
                                                                       -----------------       ---------------
         Net increase in net assets resulting from operations........          3,264,281             4,708,339

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  ...................................................           (188,738)             (169,641)

CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5):

         Class A  ...................................................            283,429                 8,007
         Class B  ...................................................              -                       (75)
         Class C  ...................................................              -                       (75)
                                                                       -----------------       ---------------
         Total increase in net assets................................          3,358,972             4,546,555

NET ASSETS:

     Beginning of year...............................................         26,171,048            21,624,493
                                                                       -----------------       ---------------
     End of year*....................................................  $      29,530,020       $    26,171,048
                                                                       =================       ===============

         *Including undistributed net investment income of...........  $         113,963       $       142,968


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2004

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.


MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At July 31, 2004, the Fund had approximately $1,626,000 of capital loss carryforwards available to offset future capital gains, if any, which expire in 2011.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2004 amounts have been reclassified to reflect a decrease to undistributed net investment income of $15,403 and a corresponding decrease to accumulated net realized loss. Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended July 31, 2004 and 2003 is as follows:
                                                        2004            2003
                                                    ------------    ------------
       Ordinary income...........................   $    188,738    $    169,641

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
                                                                       2004
                                                                ------------
    Undistributed net investment income.......................  $    113,963
    Accumulated net realized losses from investments
        and foreign currency transactions.....................    (1,625,831)
    Net unrealized appreciation on investments and foreign
        currency transactions.................................     4,471,118
                                                                ------------
      Total...................................................  $  2,959,250

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2004, were $13,306,572 and $11,985,599, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the year ended July 31, 2004, approximated 0.75% of average net assets.

    State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended July 31, 2004 amounted to $81. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee amounted to $6,000 for the year ended July 31, 2004. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

    Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

    During the year ended July 31, 2004, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    CLASS A SHARES - CONTINUED

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the year ended July 31, 2004.

       CLASS B SHARES

    Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

    The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

    During the year ended July 31, 2004, Class B shares of the Fund made distribution payments of $8. During the year ended July 31, 2004, there were no payments made for service fees.

    There were no commission advances by the Distributor during the year ended July 31, 2004 on the sale of Class B shares of the Fund.

    The Distributor intends to seek payment from Class B shares of the Fund in the amount of $51, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended July 31, 2004 the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

       CLASS C SHARES

    Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

    During the year ended July 31, 2004, Class C shares of the Fund made distribution payments of $8. During the year ended July 31, 2004, there were no payments made for service fees. During the year ended July 31, 2004, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 - CAPITAL STOCK

    At July 31, 2004, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

CLASS A
-------

                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................          9,095   $        98,800        28,494   $      251,825
Shares issued in reinvestment of distributions.         16,988           188,738        19,794          169,641
                                                 -------------   ---------------  ------------   --------------
                                                        26,083           287,538        48,288          421,466
Shares redeemed................................           (370)           (4,109)      (41,694)        (413,459)
                                                 -------------   ---------------  ------------   --------------
     Net increase .............................         25,713   $       283,429         6,594   $        8,007
                                                 =============   ===============  ============   ==============

CLASS B
-------

                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -                  (8)             (75)
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -                  (8)  $          (75)
                                                 =============   ===============  ============   ==============

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
July 31, 2004

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)


CLASS C
-------

                                                           YEAR ENDED                     YEAR ENDED
                                                          JULY 31, 2004                  JULY 31, 2003
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT        SHARES           AMOUNT
                                                    ------           ------        ------           ------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -                  (8)             (75)
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -                  (8)  $          (75)
                                                 =============   ===============  ============   ==============

NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $19 during the year ended July 31, 2004.

NOTE 7 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended July 31, 2004.

NOTE 8 - LITIGATION MATTERS

    On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Research Fund. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS A
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.



                                                                            OCTOBER 31, 2001
                                                                              (COMMENCEMENT
                                                                               OF OPERATIONS)
                                                      YEAR ENDED JULY 31,        THROUGH
                                                 ---------------------------     JULY 31,
                                                    2004            2003          2002
                                                    ----            ----          ----
Net Asset Value, Beginning of Period...........     $  9.93        $  8.23        $ 10.00
                                                    -------        -------        -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Income.....................        0.06           0.07           0.06

     Net Realized and Unrealized Gains (Losses)        1.18           1.69          (1.82)
                                                    -------        -------        -------
       Total From Investment Operations........        1.24           1.76          (1.76)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income......       (0.07)         (0.06)         (0.01)
                                                    -------        -------        -------

Net Asset Value, End  of Period................     $ 11.10        $  9.93        $  8.23
                                                    =======        =======        =======

Total Return (1)...............................      12.50%         21.56%         (17.62)%
-------------


Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...    $29,528        $26,169         $21,623

     Ratio of Expenses to Average Net Assets...       0.99%          1.03%           1.05%*
     Ratio of Net Investment Income to Average
       Net Assets..............................       0.60%          0.87%           0.81%*
     Portfolio Turnover Rate(2)................         44%           119%             45%



(1)Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2)The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*  Annualized



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS B
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.



                                                                                OCTOBER 31, 2001
                                                                                 (COMMENCEMENT
                                                                                 OF OPERATIONS)
                                                        YEAR ENDED JULY 31,         THROUGH
                                                    -------------------------        JULY 31,
                                                      2004            2003            2002
                                                      ----            ----            ----
Net Asset Value, Beginning of Period...........        $  9.79        $  8.17        $ 10.00
                                                       -------        -------        -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.......................          (0.09)         (0.06)         (0.02)
     Net Realized and Unrealized Gains (Losses)           1.16           1.68          (1.81)
                                                       -------        -------        -------
       Total From Investment Operations........           1.07           1.62          (1.83)

Net Asset Value, End  of Period................        $ 10.86        $  9.79        $  8.17
                                                       =======        =======        =======

Total Return (1)..............................           10.93%         19.83%        (18.30)%
-------------


Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...             $1             $1             $1
     Ratio of Expenses to Average Net Assets...           2.05%          2.06%          2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................         (0.46)%        (0.16)%        (0.18)%*
     Portfolio Turnover Rate(2)................             44%           119%            45%




(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS C
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.



                                                                            OCTOBER 31, 2001
                                                                              (COMMENCEMENT
                                                                              OF OPERATIONS)
                                                      YEAR ENDED JULY 31,        THROUGH
                                                  -------------------------     JULY 31,
                                                    2004            2003          2002
                                                    ----            ----          ----
Net Asset Value, Beginning of Period...........     $  9.79        $  8.17        $ 10.00
                                                    -------        -------        -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.......................       (0.09)         (0.06)         (0.02)
     Net Realized and Unrealized Gains (Losses)        1.16           1.68          (1.81)
                                                    -------        -------        -------
       Total From Investment Operations........        1.07           1.62          (1.83)

Net Asset Value, End  of Period................     $ 10.86        $  9.79        $  8.17
                                                    =======        =======        =======

Total Return (1)...............................       10.93%         19.83%        (18.30)%
-------------


Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)...          $1             $1             $1
     Ratio of Expenses to Average Net Assets...        2.05%          2.06%          2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..............................      (0.46)%        (0.16)%        (0.18)%*
     Portfolio Turnover Rate(2)................          44%           119%            45%




(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*  Annualized




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS NEW YORK VENTURE FUND, INC.:

       We have audited the accompanying statement of assets and liabilities of Davis Research Fund (a series of Davis New York Venture Fund, Inc.), including the schedule of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from October 31, 2001 (commencement of operations) to July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Research Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from October 31, 2001 (commencement of operations) to July 31, 2002, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP


Denver, Colorado
September 10, 2004

DAVIS RESEARCH FUND
FOR THE YEAR ENDED JULY 31, 2004 (UNAUDITED)

================================================================================

FEDERAL INCOME TAX INFORMATION

       In early 2005, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

       During the fiscal year ended July 31, 2004, $188,738 of dividends paid by the Fund constituted net investment income dividends for Federal income tax purposes.

       Dividends paid by the Fund during the fiscal year ended July 31, 2004 which are not designated as capital gain distribution should be multiplied by 55% to arrive at the net amount eligible for the corporate dividends-received deduction.

       For the fiscal year ended July 31, 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal income tax purposes. The Fund designates $104,568 as qualified dividend income.

       The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of Chicago;
                                                   and Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland,
                                                                                             McDonogh School and other
                                                                                             public charities, private
                                                                                             foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               11         Markel Corporation.
(born 12/16/61)                     since 2004     Officer Markel
                                                   Corporation (insurance
                                                   company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises,
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman of John               11         Mayor of the Incorporated
SMITH, JR.                          since 1994     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 14         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         11         Former Director of the Van
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Eck/Chubb Funds six
                                                   Chairman of U.S.                          portfolios (mutual fund).
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              14         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                14         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                               DAVIS RESEARCH FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

       DIRECTORS                          OFFICERS
       Wesley E. Bass, Jr.                Jeremy H. Biggs
       Jeremy H. Biggs                        Chairman
       Marc P. Blum                       Christopher C. Davis
       Andrew  A. Davis                       President
       Christopher C. Davis               Andrew A. Davis
       Thomas S. Gaynor                       Vice President
       Jerry D. Geist                     Kenneth C. Eich
       D. James Guzy                          Executive Vice President &
       G. Bernard Hamilton                    Principal Executive Officer
       Robert P. Morgenthau               Sharra L. Reed
       Theodore B. Smith, Jr.                 Vice President & Chief Compliance
       Christian R. Sonne                     Officer
       Marsha Williams                    Douglas A. Haines
                                              Vice President
                                              & Principal Accounting Officer
                                          Thomas D. Tays
                                              Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202


================================================================================
FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEE, CHARGES, AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279.
================================================================================

ITEM 2.  CODE OF ETHICS

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 The code of ethics was amended effective November 1, 2003. Items amended include notifying the Chief Legal Officer of any violations to the code. The other amended item is maintaining each version of the code for a period of six years.

	 Additionally, Exhibit A of the code of ethics was amended
         September 14, 2004 to reflect Douglas A. Haines as Principal Financial Officer and Principal Accounting Officer.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

	 The registrant's board of directors has determined that independant trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends July 31, 2004 and July 31, 2003 were $96,284 and
	    $99,716, respectively.

	(b) Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for the fiscal year ends July 31, 2004 and July 31, 2003 were $0 and $0, respectively.

	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends July 31, 2004 and July 31, 2003 were $8,740 and $12,915, respectively.

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends July 31, 2004 and July 31, 2003 were $2,000 and $0, respectively.

	    Fees included in the Other Fee category include consents for a offering of new Class R shares in Davis New York Venture Fund.

	(e)(1) Audit Committee Pre-Approval Policies and Procedures.

	    The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

	    The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2004 and July 31, 2003. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Required

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 CertificationITEM 11. EXHIBITS

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  October 6, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  October 6, 2004